Long-Term Investments (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 10, 2019	Jan. 18, 2018	Dec. 31, 2023
Long-Term Investments [Line Items]
Issued value
Business Combination [Member] | Crave Communication Co., Ltd [Member]
Long-Term Investments [Line Items]
Outstanding shares percentage		13.80%
Business Combination [Member] | Colmei Technology International Ltd [Member]
Long-Term Investments [Line Items]
Outstanding shares percentage		13.80%
Ordinary shares issued to selling shareholders (in Shares)		2,467
Fair value of cash		$ 3,000
Ordinary shares to selling shareholders value		$ 10,000
Ordinary Shares [Member]
Long-Term Investments [Line Items]
Issue shares (in Shares)	955	955
Issued value	$ 13,000	$ 3,000